COMMON AND PREFERRED STOCK (Details 2)	9 Months Ended
Sep. 30, 2024 $ / shares shares
STOCKHOLDERS EQUITY
One Number of Warrants Outstanding, Beginning | shares	425,800
One Number of Warrants Outstanding, Ending | shares	425,800
One Weighted Average Exercise Price of Warrants, Beginning	$ 2.00
One Weighted Average Exercise Price of Warrants, Granted	0
One Weighted Average Exercise Price of Warrants, Exercised	0
One Weighted Average Exercise Price of Warrants, expired	0
One Weighted Average Exercise Price of Warrants, Ending	$ 2.00
One Weighted Average Remaining Life of Warrants in Years, Beginning	9 years 8 months 12 days
One Weighted Average Remaining Life of Warrants in Years, Ending	8 years 10 months 24 days